Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets Noncurrent [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB
Prepayment for purchase of property and equipment	1,636	19,799
Rental deposits	12,278	13,875
Others	2,945	4,108
	16,859	37,782